Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 57,808	$ 37,953	$ 80,016	$ 50,020	$ 32,837
Cost of revenue	17,638	12,842	26,779	18,075	12,231
Gross profit	40,170	25,111	53,237	31,945	20,606
Marketing	12,599	10,417	21,496	14,314	11,608
Technology and development	10,310	7,654	15,950	9,431	6,046
Customer service and operations	6,342	4,977	10,964	7,321	5,257
General and administrative	5,962	3,872	9,135	4,957	3,728
Total operating expense	35,213	26,920	57,545	36,023	26,639
Income (loss) from operations	4,957	(1,809)	(4,308)	(4,078)	(6,033)
Other income (expense):
Interest expense	(946)	(602)	(1,504)	(370)	(108)
Interest income	77	44	85	29	44
Other income	57	263	(125)	49	140
Income (loss) before provision for income taxes	4,145	(2,104)	(5,852)	(4,370)	(5,957)
Provision for income taxes	134	2	2	2	2
Net income (loss)	$ 4,011	$ (2,106)	$ (5,854)	$ (4,372)	$ (5,959)
Net income (loss) per share:
Basic	$ 0.15	$ (0.42)
Diluted	$ 0.11	$ (0.42)
Basic and diluted net loss per share			$ (1.16)	$ (0.88)	$ (1.25)
Weighted-average shares used to compute net income (loss) per share:
Basic	26,046	5,035
Diluted	35,865	5,035
Weighted-average shares used to compute per share amounts - basic and diluted			5,049	4,956	4,752